9. SUBSEQUENT EVENTS	12 Months Ended
Dec. 31, 2014
Subsequent Events [Abstract]
SUBSEQUENT EVENTS

On January 23, 2015, the board of directors of Kraig Biocraft Laboratories, Inc appointed Mr. Jonathan R. Rice as its Chief Operating Officer.  The Employment Agreement has a term of one year and can be terminated by either the Company or Mr. Rice at any time. Under the Employment Agreement, Mr. Rice is entitled to an annual cash compensation of $120,000, which includes salary, health insurance, 401K retirement plan contributions, etc. The Company also agreed to reimburse Mr. Rice for his past educational expenses of approximately $11,000. In addition, Mr. Rice will be issued a three-year warrant to purchase 2,000,000 shares of common stock of the Company at an exercise price of $0.001 per share pursuant to the Employment Agreement.

On January 21, 2015, the Company issued 2,918,919 shares in connection with the cashless exercise of the 3,000,000 warrants.

On March 5, 2015, the Company issued 10,000 shares with a fair value of $484 ($0.0321/share) to a consultant as consideration for consulting fees owed from October 1, 2014 through February 28, 2015 of $10,000. The issuance of shares resulted in gain on settlement of accounts payable of $9,679.

On February 25, 2015, the Company renewed its lease of a Laboratory. The lease is on a month to month basis at an annual rate of $13,200.